Other Current Assets - Additional Information (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 01, 2021	Aug. 31, 2021	Apr. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense And Other Assets Current [Line Items]
Gain loss on divestiture of business				$ 3,800	$ 3,800	$ 0	$ 0
Subsequent Event [Member]
Prepaid Expense And Other Assets Current [Line Items]
Proceeds From thirdy party buyer under asset purchase agreement	$ 1,800	$ 700	$ 400